POLEN GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.1%
Biotechnology — 2.2%
Novo Nordisk A/S, SP ADR	1,514,455	$ 173,768,567
Credit Services — 12.6%
Mastercard, Inc., Class A	854,348	383,798,752
PayPal Holdings, Inc.*	4,232,589	259,669,335
Visa, Inc., Class A	1,329,423	363,278,129
		1,006,746,216
Diagnostics & Research — 2.5%
Thermo Fisher Scientific, Inc.	371,433	200,194,958
Drug Manufacturers - General — 1.0%
Eli Lilly & Co.	123,394	79,664,400
Drug Manufacturers - Specialty & Generic — 2.3%
Zoetis, Inc.	988,207	185,595,157
Entertainment — 5.7%
Netflix, Inc.*	799,842	451,198,871
Footwear & Accessories — 1.5%
NIKE, Inc., Class B	1,179,803	119,785,399
Healthcare Plans — 3.1%
UnitedHealth Group, Inc.	477,699	244,457,686
Information Technology Services — 6.1%
Accenture PLC, Class A	849,073	308,960,683
Gartner, Inc.*	388,423	177,680,217
		486,640,900
Internet Content & Information — 6.7%
Alphabet, Inc., Class C*	3,762,604	533,537,247
Internet Retail — 14.5%
Amazon.com, Inc.*	7,455,897	1,157,155,214
Medical Devices — 4.1%
Abbott Laboratories	2,308,449	261,201,005
Align Technology, Inc.*	248,060	66,311,399
		327,512,404
Software Application — 17.5%
Autodesk, Inc.*	964,829	244,883,249
Salesforce, Inc.*	1,392,626	391,453,242
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
ServiceNow, Inc.*	749,390	$ 573,583,106
Workday, Inc., Class A*	630,587	183,544,958
		1,393,464,555
Software Infrastructure — 15.5%
Adobe, Inc.*	779,575	481,605,844
Microsoft Corp.	1,890,011	751,430,573
		1,233,036,417
Travel Services — 3.8%
Airbnb, Inc., Class A*	2,102,589	303,067,179
TOTAL COMMON STOCKS (Cost $4,354,643,372)		7,895,825,170
SHORT-TERM INVESTMENT — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(a)	65,843,192	65,843,192

TOTAL SHORT-TERM INVESTMENT (Cost $65,843,192)		65,843,192

TOTAL INVESTMENTS - 99.9% (Cost $4,420,486,564)		7,961,668,362
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		6,242,200
NET ASSETS - 100.0%		$7,967,910,562

(a)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 96.3%
Australia — 2.0%
CSL Ltd.	49,177	$ 9,657,258
Denmark — 2.7%
Novo Nordisk AS, Class B	112,706	12,882,799
France — 6.0%
L'Oreal SA	31,394	15,023,735
LVMH Moet Hennessy Louis Vuitton SE	16,004	13,316,272
		28,340,007
Germany — 9.4%
SAP SE	163,103	28,257,031
Siemens Healthineers AG(a)	300,052	16,698,260
		44,955,291
Ireland — 7.8%
Accenture PLC, Class A	46,987	17,097,630
ICON PLC*	76,947	20,073,164
		37,170,794
United Kingdom — 2.0%
Sage Group PLC (The)	651,000	9,692,037
United States — 65.3%
Abbott Laboratories	203,815	23,061,667
Adobe, Inc.*	41,705	25,764,515
Alphabet, Inc., Class C*	234,950	33,315,910
Amazon.com, Inc.*	286,632	44,485,286
Aon PLC, Class A	59,328	17,705,255
Autodesk, Inc.*	39,937	10,136,410
Automatic Data Processing, Inc.	61,088	15,014,209
Mastercard, Inc., Class A	47,574	21,371,668
Microsoft Corp.	92,807	36,898,207
MSCI, Inc.	17,037	10,198,689
ServiceNow, Inc.*	18,799	14,388,755
Thermo Fisher Scientific, Inc.	23,495	12,663,335
Visa, Inc., Class A	77,534	21,186,941
Workday, Inc., Class A*	85,755	24,960,708
		311,151,555
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — 1.1%
Globant SA*	22,318	$ 5,262,808
TOTAL COMMON STOCKS (Cost $301,922,895)		459,112,549

SHORT-TERM INVESTMENT — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)	17,680,371	17,680,371
TOTAL SHORT-TERM INVESTMENT (Cost $17,680,371)		17,680,371

TOTAL INVESTMENTS - 100.0% (Cost $319,603,266)		476,792,920
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		174,058
NET ASSETS - 100.0%		$476,966,978

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, this security amounted to $16,698,260 or 3.50% of net assets. This security has been determined by the Adviser to be a liquid security.
(b)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 93.6%
Australia — 1.5%
CSL Ltd.	19,534	$ 3,836,039
Canada — 4.0%
Shopify, Inc., Class A*	126,078	10,095,065
Denmark — 1.7%
Novo Nordisk AS, Class B	36,818	4,208,462
France — 6.2%
Dassault Systemes SE	49,090	2,544,741
Kering SA	5,017	2,060,852
LVMH Moet Hennessy Louis Vuitton SE	3,352	2,789,062
Teleperformance SE	53,556	8,364,056
		15,758,711
Germany — 15.7%
adidas AG	40,721	7,687,635
SAP SE	105,998	18,363,787
Siemens Healthineers AG(a)	250,489	13,940,019
		39,991,441
India — 2.8%
HDFC Bank Ltd.	400,679	7,046,288
Ireland — 20.3%
Accenture PLC, Class A	15,624	5,685,261
Experian PLC	189,678	7,894,853
ICON PLC*	93,725	24,450,041
Medtronic PLC	155,088	13,576,403
		51,606,558
Japan — 1.1%
Lasertec Corp.	11,143	2,901,963
Netherlands — 3.6%
ASML Holding NV	10,597	9,193,832
Spain — 2.7%
Amadeus IT Group SA	99,857	6,998,016
Sweden — 5.2%
Evolution AB(a)	112,691	13,158,208
Switzerland — 3.4%
Temenos AG, Registered Shares	84,794	8,629,521
United Kingdom — 14.8%
Bunzl PLC	231,514	9,408,678
Sage Group PLC (The)	1,583,797	23,579,447
Unilever PLC	98,181	4,777,511
		37,765,636
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — 5.9%
Aon PLC, Class A	50,204	$ 14,982,380
Uruguay — 4.7%
Globant SA*	21,756	5,130,282
MercadoLibre, Inc.*	3,932	6,730,837
		11,861,119
TOTAL COMMON STOCKS (Cost $183,173,201)		238,033,239

SHORT-TERM INVESTMENT — 6.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)	16,132,403	16,132,403
TOTAL SHORT-TERM INVESTMENT (Cost $16,132,403)		16,132,403

TOTAL INVESTMENTS - 100.0% (Cost $199,305,604)		254,165,642
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		120,409
NET ASSETS - 100.0%		$254,286,051

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $27,098,227 or 10.66% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 99.2%
Asset Management — 5.1%
Hamilton Lane, Inc., Class A	30,496	$ 3,535,706
Auto Parts — 3.8%
Fox Factory Holding Corp.*	25,531	1,609,474
XPEL, Inc.*	20,096	1,074,131
		2,683,605
Capital Markets — 6.2%
Houlihan Lokey, Inc.	36,126	4,327,172
Diagnostics & Research — 1.6%
Medpace Holdings, Inc.*	3,910	1,140,078
Engineering & Construction — 1.0%
Bowman Consulting Group Ltd.*	21,738	682,791
Health Information Services — 6.4%
Doximity, Inc., Class A*	52,435	1,413,123
Progyny, Inc.*	79,837	3,040,992
		4,454,115
Household & Personal Products — 1.3%
Helen of Troy Ltd.*	7,741	886,345
Industrial Distribution — 4.5%
Core & Main, Inc., Class A*	45,353	1,873,532
SiteOne Landscape Supply, Inc.*	8,132	1,256,801
		3,130,333
Information Technology Services — 7.2%
ExlService Holdings, Inc.*	33,780	1,056,638
Globant SA*	16,890	3,982,831
		5,039,469
Insurance - Diversified — 3.9%
Goosehead Insurance, Inc., Class A*	35,221	2,719,061
Internet Retail — 2.6%
Revolve Group, Inc.*	127,770	1,841,166
Leisure — 3.6%
Topgolf Callaway Brands Corp.*	50,123	660,120
YETI Holdings, Inc.*	42,065	1,849,598
		2,509,718
Medical Care Facilities — 2.5%
AMN Healthcare Services, Inc.*	23,694	1,753,593
Medical Instruments & Supplies — 2.5%
Warby Parker, Inc., Class A*	137,075	1,747,706
Real Estate Services — 3.4%
FirstService Corp.	14,064	2,357,548
Residential Construction — 1.6%
LGI Homes, Inc.*	9,696	1,144,225
	Number of Shares	Value
COMMON STOCKS — (Continued)
Restaurants — 3.7%
Wingstop, Inc.	9,213	$ 2,589,866
Semiconductors — 1.9%
SiTime Corp.*	12,355	1,316,672
Software Application — 20.6%
Alarm.com Holdings, Inc.*	40,505	2,463,514
Alight, Inc., Class A*	375,532	3,349,745
Appfolio, Inc., Class A*	10,268	2,251,362
BlackLine, Inc.*	42,538	2,496,130
Bumble, Inc., Class A*	162,733	2,232,697
Clearwater Analytics Holdings, Inc., Class A*	82,182	1,549,131
		14,342,579
Software Infrastructure — 12.0%
CCC Intelligent Solutions Holdings, Inc.*	220,597	2,424,361
Endava PLC, SP ADR*	15,561	1,101,252
Euronet Worldwide, Inc.*	25,961	2,587,013
Qualys, Inc.*	12,004	2,270,797
		8,383,423
Specialty Industrial Machinery — 2.0%
Generac Holdings, Inc.*	12,355	1,404,393
Specialty Retail — 1.8%
RH*	4,839	1,226,590
TOTAL COMMON STOCKS (Cost $58,533,997)		69,216,154

TOTAL INVESTMENTS - 99.2% (Cost $58,533,997)		69,216,154
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		568,039
NET ASSETS - 100.0%		$69,784,193

†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 97.6%
Brazil — 2.4%
Raia Drogasil SA	87,760	$ 448,153
China — 22.0%
Alibaba Group Holding Ltd.	36,100	323,780
ANTA Sports Products Ltd.	48,000	405,142
Autohome, Inc., Class A	56,180	342,533
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	128,274	484,460
Meituan, Class B(a)*	17,100	137,539
NetEase, Inc.	45,161	877,844
Tencent Music Entertainment Group, ADR*	123,503	1,160,928
Yum China Holdings, Inc.	12,796	442,614
		4,174,840
Hong Kong — 1.9%
AIA Group Ltd.	45,200	354,477
Hungary — 4.4%
Wizz Air Holdings PLC(a)*	33,253	831,274
India — 16.2%
HDFC Bank Ltd.	46,262	813,557
Infosys Ltd.	39,205	781,598
Kotak Mahindra Bank Ltd.	18,231	400,696
Nestle India Ltd.	12,710	383,392
Reliance Industries Ltd.	20,438	702,179
		3,081,422
Indonesia — 3.8%
Bank Central Asia Tbk PT	1,198,500	725,124
Mexico — 8.9%
Fomento Economico Mexicano SAB de CV	61,675	835,174
Wal-Mart de Mexico SAB de CV	205,165	847,409
		1,682,583
Netherlands — 4.1%
Prosus NV	26,094	776,340
Poland — 3.9%
Dino Polska SA(a)*	6,900	744,701
Russia — 0.0%
VK Co. Ltd., GDR(b)(c)(d)*	34,180	342
Yandex NV, Class A(b)(c)(d)*	26,923	269
		611
Taiwan — 10.1%
E Ink Holdings, Inc.	68,500	454,272
	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
momo.com, Inc.	23,980	$ 332,866
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	1,121,036
		1,908,174
United States — 5.6%
EPAM Systems, Inc.*	1,786	496,704
Las Vegas Sands Corp.	11,527	563,901
		1,060,605
Uruguay — 8.3%
Dlocal Ltd.*	55,993	902,047
MercadoLibre, Inc.*	388	664,183
		1,566,230
Vietnam — 6.0%
FPT Corp.	162,265	634,246
Mobile World Investment Corp.	274,500	503,590
		1,137,836
TOTAL COMMON STOCKS (Cost $21,571,899)		18,492,370

SHORT-TERM INVESTMENT — 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(e)	546,225	546,225
TOTAL SHORT-TERM INVESTMENT (Cost $546,225)		546,225

TOTAL INVESTMENTS - 100.5% (Cost $22,118,124)		19,038,595
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(87,913)
NET ASSETS - 100.0%		$18,950,682

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $1,713,514 or 9.04% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is deemed illiquid at January 31, 2024.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
(c)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(d)	The Fund is unable to receive and repatriate proceeds due to U.S. sanctions.
(e)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 100.9%
Asset Management — 3.5%
Hamilton Lane, Inc., Class A	5,929	$ 687,408
Auto Parts — 2.4%
Fox Factory Holding Corp.*	7,457	470,089
Biotechnology — 1.6%
Bio-Techne Corp.	4,533	318,760
Building Products & Equipment — 4.3%
Trex Co., Inc.*	10,329	841,607
Capital Markets — 6.4%
Houlihan Lokey, Inc.	8,473	1,014,896
MarketAxess Holdings, Inc.	1,122	253,022
		1,267,918
Diagnostics & Research — 4.7%
Charles River Laboratories International, Inc.*	2,455	530,967
Medpace Holdings, Inc.*	1,343	391,592
		922,559
Financial Data & Stock Exchanges — 3.2%
Morningstar, Inc.	2,223	620,884
Health Information Services — 4.9%
Doximity, Inc., Class A*	13,849	373,231
Progyny, Inc.*	15,702	598,089
		971,320
Home Improvement Retail — 3.2%
Floor & Decor Holdings, Inc., Class A*	6,346	638,154
Industrial Distribution — 2.8%
Core & Main, Inc., Class A*	8,523	352,085
Pool Corp.	514	190,823
		542,908
Information Technology Services — 6.4%
Globant SA*	5,327	1,256,160
Insurance - Diversified — 4.4%
Goosehead Insurance, Inc., Class A*	11,348	876,066
Internet Retail — 4.9%
Etsy, Inc.*	7,643	508,718
Revolve Group, Inc.*	31,172	449,189
		957,907
Leisure — 2.9%
YETI Holdings, Inc.*	12,876	566,158
Medical Devices — 1.8%
Align Technology, Inc.*	1,343	359,011
	Number of Shares	Value
COMMON STOCKS — (Continued)
Medical Instruments & Supplies — 2.1%
Warby Parker, Inc., Class A*	32,469	$ 413,980
Restaurants — 3.6%
Wingstop, Inc.	2,501	703,056
Semiconductors — 3.2%
Monolithic Power Systems, Inc.	888	535,215
SiTime Corp.*	981	104,545
		639,760
Software Application — 22.9%
Alarm.com Holdings, Inc.*	8,986	546,528
Alight, Inc., Class A*	50,163	447,454
Aspen Technology, Inc.*	2,640	506,854
Bumble, Inc., Class A*	24,349	334,068
Clearwater Analytics Holdings, Inc., Class A*	23,761	447,895
Dynatrace, Inc.*	19,824	1,129,968
Paycom Software, Inc.	2,733	519,926
Tyler Technologies, Inc.*	1,343	567,753
		4,500,446
Software Infrastructure — 4.0%
Endava PLC, SP ADR*	5,651	399,921
Euronet Worldwide, Inc.*	3,844	383,055
		782,976
Specialty Industrial Machinery — 1.5%
Generac Holdings, Inc.*	2,524	286,903
Specialty Retail — 6.2%
Five Below, Inc.*	4,539	814,569
RH*	1,621	410,891
		1,225,460
TOTAL COMMON STOCKS (Cost $17,962,608)		19,849,490

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
	Number of Shares	Value
SHORT-TERM INVESTMENT — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(a)	96,873	$ 96,873

TOTAL SHORT-TERM INVESTMENT (Cost $96,873)		96,873

TOTAL INVESTMENTS - 101.4% (Cost $18,059,481)		19,946,363
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(276,147)
NET ASSETS - 100.0%		$19,670,216

(a)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Morningstar Global Equity Classification System ("MGECS").
*	Non-income producing.
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.1%
Australia — 1.6%
Pro Medicus Ltd.	2,689	$ 177,149
China — 5.6%
Tencent Music Entertainment Group, ADR*	45,100	423,940
Yum China Holdings, Inc.	5,436	188,031
		611,971
Germany — 3.7%
CTS Eventim AG & Co. KGaA	5,928	401,190
Hungary — 1.1%
Wizz Air Holdings PLC(a)*	4,748	118,693
Japan — 2.2%
SHIFT, Inc.*	1,350	243,369
Luxembourg — 3.2%
Eurofins Scientific SE	5,853	352,449
Netherlands — 6.6%
Euronext NV(a)	2,331	205,028
Topicus.com, Inc., sub-voting shares*	6,640	513,638
		718,666
Taiwan — 3.3%
E Ink Holdings, Inc.	55,000	364,744
United Kingdom — 9.2%
Endava PLC, SP ADR*	4,484	317,333
Fevertree Drinks PLC	34,194	437,674
Judges Scientific PLC	2,128	248,107
		1,003,114
United States — 54.8%
Alight, Inc., Class A*	47,772	426,126
Align Technology, Inc.*	919	245,667
Aspen Technology, Inc.*	1,139	218,677
Bio-Techne Corp.	2,853	200,623
Bumble, Inc., Class A*	12,766	175,150
Clearwater Analytics Holdings, Inc., Class A*	11,347	213,891
Core & Main, Inc., Class A*	5,487	226,668
Dynatrace, Inc.*	5,774	329,118
Etsy, Inc.*	3,892	259,052
Five Below, Inc.*	1,357	243,527
Fox Factory Holding Corp.*	2,803	176,701
Generac Holdings, Inc.*	1,712	194,603
Goosehead Insurance, Inc., Class A*	5,337	412,016
Houlihan Lokey, Inc.	4,191	501,998
MarketAxess Holdings, Inc.	641	144,552
	Number of Shares	Value
COMMON STOCKS — (Continued)
United States — (Continued)
Medpace Holdings, Inc.*	820	$ 239,096
Monolithic Power Systems, Inc.	404	243,499
Morningstar, Inc.	894	249,694
Paycom Software, Inc.	1,280	243,507
Pool Corp.	473	175,601
Progyny, Inc.*	12,890	490,980
Revolve Group, Inc.*	14,464	208,426
Warby Parker, Inc., Class A*	13,311	169,715
		5,988,887
Uruguay — 6.8%
Dlocal Ltd.*	19,419	312,840
Globant SA*	1,845	435,069
		747,909
TOTAL COMMON STOCKS (Cost $10,363,700)		10,728,141

SHORT-TERM INVESTMENT — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)	157,763	157,763
TOTAL SHORT-TERM INVESTMENT (Cost $157,763)		157,763

TOTAL INVESTMENTS - 99.6% (Cost $10,521,463)		10,885,904
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		46,541
NET ASSETS - 100.0%		$10,932,445

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $323,721 or 2.96% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL SMID COMPANY GROWTH FUND
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN EMERGING MARKETS EX CHINA GROWTH FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 98.4%
Brazil — 5.9%
Raia Drogasil SA	8,528	$ 43,549
WEG SA	7,824	51,008
		94,557
Cambodia — 2.4%
NagaCorp Ltd.*	115,062	38,748
Hungary — 4.9%
Wizz Air Holdings PLC(a)*	3,114	77,845
India — 18.9%
Bajaj Auto Ltd.	567	52,415
HDFC Bank Ltd.	6,130	107,802
Infosys Ltd.	3,313	66,049
Titan Co. Ltd.	830	36,933
United Spirits Ltd.	3,100	40,648
		303,847
Indonesia — 3.6%
Bank Central Asia Tbk PT	95,900	58,022
Mexico — 9.4%
Fomento Economico Mexicano SAB de CV	7,339	99,381
Wal-Mart de Mexico SAB de CV	12,300	50,804
		150,185
Philippines — 1.6%
Universal Robina Corp.	13,000	25,782
Poland — 4.4%
Dino Polska SA(a)*	650	70,153
Singapore — 4.1%
Karooooo Ltd.	2,600	64,974
South Africa — 5.9%
Discovery Ltd.	6,300	46,615
Mr Price Group Ltd.	5,300	48,503
		95,118
Taiwan — 11.7%
E Ink Holdings, Inc.	9,199	61,005
momo.com, Inc.	2,509	34,827
Taiwan Semiconductor Manufacturing Co. Ltd.	4,581	91,705
		187,537
Thailand — 1.6%
Home Product Center PCL	89,200	26,381
Uruguay — 12.2%
Dlocal Ltd.*	4,314	69,499
	Number of Shares	Value
COMMON STOCKS — (Continued)
Uruguay — (Continued)
Globant SA*	267	$ 62,961
MercadoLibre, Inc.*	37	63,337
		195,797
Vietnam — 11.8%
Mobile World Investment Corp.	50,000	91,729
Phu Nhuan Jewelry JSC	26,000	97,245
		188,974
TOTAL COMMON STOCKS (Cost $1,516,489)		1,577,920

SHORT-TERM INVESTMENT — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)	59,425	59,424
TOTAL SHORT-TERM INVESTMENT (Cost $59,424)		59,424

TOTAL INVESTMENTS - 102.1% (Cost $1,575,913)		1,637,344
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%		(33,650)
NET ASSETS - 100.0%		$1,603,694

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $147,998 or 9.23% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate disclosed is the 7-day yield at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Global Industry Classification Standard ("GICS").
*	Non-income producing.
JSC	Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS†(a) — 87.1%
Consumer Discretionary Products — 5.7%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.36% (SOFR +401 bps), 10/4/28	$118,257	$ 117,851
DexKo Global, Inc., 2023 Incremental Term Loans, 9.598% (SOFR +425 bps), 10/4/28	75,000	75,070
Osmosis Buyer Ltd., 2023 Incremental Term B Commitment, 9.572% - 9.587% (SOFR +425 bps), 7/31/28(b)	129,130	129,252
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 10.447% (SOFR +500 bps), 1/31/28	165,000	165,000
		487,173
Consumer Discretionary Services — 4.8%
Kuehg Corp., Initial Term Loan, 10.348% (SOFR +500 bps), 6/12/30	199,500	199,962
Learning Care Group U.S. No.2, Inc., Initial Term Loans, 10.070% - 10.138% (SOFR +475 bps), 8/11/28	204,488	204,973
		404,935
Consumer Staple Products — 5.2%
Fiesta Purchaser, Inc., Term Loan B, 1/31/31(c)	170,000	169,681
Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 9.36% (SOFR +401 bps), 12/22/26	163,522	163,779
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.36% (SOFR +701 bps), 7/23/29	110,000	107,305
		440,765
Financial Services — 2.5%
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.833% (SOFR +450 bps), 12/11/28	190,000	186,913
Nexus Buyer, LLC, Second Lien Term Loan, 11.683% (SOFR +635 bps), 11/5/29	25,000	24,703
		211,616
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 16.0%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.238% (SOFR +385 bps), 7/17/28	$125,405	$ 117,907
Aveanna Healthcare, LLC, Initial Term Loan, 12.538% (SOFR +715 bps), 12/10/29	85,000	67,150
CVET Midco 2 LP, Initial Term Loan, 10.348% (SOFR +500 bps), 10/13/29	109,175	109,213
EyeCare Partners, LLC, Amendment No. 1 Term Loan, 9.324% (SOFR +375 bps), 11/15/28	68,985	37,252
EyeCare Partners, LLC, First Lien Amendment No. 2 Term Loans, 9.913% (SOFR +450 bps), 11/15/28	34,650	18,711
EyeCare Partners, LLC, Second Lien Initial Term Loan, 12.324% (SOFR +675 bps), 11/15/29(c)	110,000	36,162
Packaging Coordinators Midco, Inc., First Lien Term B Loan, 9.11% (SOFR +376 bps), 11/30/27	142,313	142,046
RXB Holdings, Inc., First Lien Initial Term Loan, 9.946% (SOFR +461 bps), 12/20/27	138,016	137,672
Sharp Services, LLC, First Lien Initial Term Loan, 9.448% (SOFR +410 bps), 12/29/28	138,044	138,216
Sharp Services, LLC, Tranche B Term Loan, 9.848% (SOFR +450 bps), 12/31/28	10,000	10,019
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 4/17/28(c)	169,566	163,984
Summit Behavioral Healthcare, LLC, Initial Term Loan, 10.40% (SOFR +501 bps), 11/24/28	187,941	187,912
Surgery Center Holdings, Inc., New First Lien Term Loan, 8.835% (SOFR +350 bps), 12/19/30	196,643	197,258
		1,363,502
Industrial Products — 4.3%
CPM Holdings, Inc., Initial Term Loan, 9.828% (SOFR +450 bps), 9/28/28	65,000	65,108

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Products — (Continued)
Engineered Machinery Holdings, Inc., Incremental USD First Lien Term Loan, 9.11% (SOFR +376 bps), 5/19/28	$ 39,645	$ 39,397
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.11% (SOFR +676 bps), 5/21/29	125,000	120,000
Indicor, Tranche B Dollar Term Loan, 9.348% (SOFR +400 bps), 11/22/29	79,800	79,943
SPX Flow, Inc., Term Loan, 9.933% (SOFR +460 bps), 4/5/29	57,928	57,984
		362,432
Industrial Services — 5.3%
Brown Group Holding, LLC, Incremental Term B-2 Facility, 8.388% (SOFR +375 bps), 7/2/29	18,956	18,920
Brown Group Holding, LLC, Incremental Term B-2 Facility, 8.313% - 8.333% (SOFR +300 bps), 7/2/29	56,044	55,939
CHG Healthcare Services, Inc., 2023 Incremental Term Loans, 9.083% (SOFR +375 bps), 9/29/28	60,000	59,992
Infinite Bidco, LLC, First Lien Term Loan, 9.324% (SOFR +375 bps), 3/2/28	64,075	62,233
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.574% (SOFR +700 bps), 3/2/29	85,000	72,250
LaserShip, Inc., First Lien Initial Term Loan, 10.396% (SOFR +493 bps), 5/7/28	143,008	130,751
RLG Holdings, LLC, First Lien Closing Date Initial Term Loan, 9.697% (SOFR +436 bps), 7/7/28	54,171	52,162
		452,247
Insurance — 1.2%
Asurion, LLC, New B-4 Term Loan, 10.697% (SOFR +536 bps), 1/20/29	105,000	99,840
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 11.2%
Arsenal Aic Parent, LLC, Term B Loans, 9.833% (SOFR +450 bps), 8/19/30	$ 79,800	$ 79,914
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.433% (SOFR +410 bps), 11/24/27(c)	233,563	231,344
Clydesdale Acquisition Holdings, Inc., Term B Loan, 9.108% (SOFR +368 bps), 4/13/29	98,785	98,275
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 9.183% (SOFR +375 bps), 10/2/28	100,979	100,932
Mauser Packaging Solutions Holding Co., Initial Term Loan, 9.328% (SOFR +400 bps), 8/14/26	59,550	59,724
Oscar AcquisitionCo., LLC, Term B Loan, 9.948% (SOFR +460 bps), 4/29/29	103,774	103,140
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 9.447% - 9.451% (SOFR +411 bps), 3/16/27	79,120	79,026
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.848% (SOFR +450 bps), 9/15/28	74,650	74,666
Trident TPI Holdings, Inc., Tranche B-4 Initial Term Loans, 10.598% (SOFR +525 bps), 9/15/28	128,700	129,290
		956,311
Media — 10.8%
Arches Buyer, Inc., Refinancing Term Loan, 8.683% (SOFR +325 bps), 12/6/27	98,980	96,814
Auction.com, LLC, Term Loan, 11.333% (SOFR +600 bps), 5/26/28	298,125	287,691
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.074% (SOFR +350 bps), 8/21/26	233,790	231,473

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Media — (Continued)
MH Sub I, LLC, 2023 May New Term Loans, 9.583% (SOFR +425 bps), 5/3/28	$104,169	$ 102,191
MH Sub I, LLC, Second Lien Term Loan, 11.583% (SOFR + 625 bps), 2/23/29	205,000	197,270
		915,439
Retail & Wholesale - Discretionary — 7.0%
Foundation Building Materials, Inc., Incremental Term Loan, 1/24/31(c)	110,000	109,639
Mavis Tire Express Services Topco Corp., First Lien Initial Term Loan, 9.083% (SOFR +375 bps), 5/4/28	59,266	59,361
Medical Solutions Holdings, Inc., Initial Term Loan, 8.683% (SOFR +335 bps), 11/1/28	148,357	134,357
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.947% (SOFR +361 bps), 6/2/28	79,204	78,890
TA TT Buyer, LLC, Initial Term Loan, 10.348% (SOFR +500 bps), 4/2/29	129,672	130,077
Wand NewCo 3, Inc., Term Loan, 1/31/31(c)	85,000	85,146
		597,470
Retail & Wholesale - Staples — 0.6%
Quirch Foods Holdings, LLC, Term Loan, 10.387% (SOFR +501 bps), 10/27/27	49,616	49,585
Software & Technology Services — 7.1%
Ahead DB Holdings, LLC, 2024 Incremental Term Loan, 2/1/31(c)	100,000	99,875
AthenaHealth Group, Inc., Initial Term Loan, 8.583% (SOFR +325 bps), 2/15/29	11,986	11,844
Cloudera, Inc., Second Lien Term Loan, 11.433% (SOFR +610 bps), 10/8/29	85,000	82,486
Mitchell International, Inc., Initial Term Loan-Second Lien, 12.15% (SOFR +676 bps), 10/15/29	55,000	54,945
Project Alpha Intermediate Holding, Inc., Initial Term Loan, 10.063% (SOFR +475 bps), 10/28/30	45,000	45,150
	Par Value	Value
SENIOR LOANS — (Continued)
Software & Technology Services — (Continued)
Skopima Consilio, First Lien Initial Term Loan, 9.447% (SOFR +400 bps), 5/12/28	$ 98,376	$ 98,061
UKG, Inc., 2023 Incremental Term Loan, 9.988% (SOFR +460 bps), 5/4/26	64,675	64,860
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.68% (SOFR +535 bps), 5/3/27	50,000	50,137
Ultimate Software Group, Inc. (The), First Lien Initial Term Loan, 9.163% (SOFR +375 bps), 5/4/26	93,611	93,764
		601,122
Technology Hardware & Semiconductors — 2.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	190,000	189,287
Telecommunications — 3.2%
CCI Buyer, Inc., First Lien Initial Term Loan, 9.348% (SOFR +400 bps), 12/17/27	184,526	184,312
Crown Subsea Communications Holding, Inc., Initial Term Loans, 10.067% (SOFR +475 bps), 1/26/31(c)	85,000	85,212
		269,524
TOTAL SENIOR LOANS (Cost $7,316,087)		7,401,248
CORPORATE BONDS† — 14.6%
Consumer Discretionary Products — 1.9%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(d)	90,000	82,315
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(d)	95,000	82,051
		164,366
Financial Services — 2.1%
NFP Corp., 6.875%, 8/15/28(d)	180,000	180,600
Health Care — 2.3%
Tenet Healthcare Corp., 6.75%, 5/15/31(d)	165,000	196,299
Industrial Products — 0.8%
Titan Acquisition Ltd., 7.75%, 4/15/26(d)	70,000	70,248

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN BANK LOAN FUND
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Insurance — 1.7%
GTCR AP Finance, Inc., 8.00%, 5/15/27(d)	$140,000	$ 140,202
Materials — 5.8%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(d)	200,000	183,223
Century Aluminum Co., 7.50%, 4/1/28(d)	315,000	304,851
		488,074
TOTAL CORPORATE BONDS (Cost $1,156,092)		1,239,789

TOTAL INVESTMENTS - 101.7% (Cost $8,472,179)		8,641,037
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%		(144,890)
NET ASSETS - 100.0%		$8,496,147

(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(b)	All or a portion of this senior loan position is unfunded as of January 31, 2024. The Fund had approximately $11,287 in unfunded commitments pursuant to Delayed Draw Term Loan facilities. The Portfolio of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded, which represents the actual unfunded amount on the balance sheet date.
(c)	All or a portion of this Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $1,239,789 or 14.59% of net assets. These securities have been determined by the Adviser to be liquid securities.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND (formerly, Polen Upper Tier High Yield Fund)
Portfolio of Investments
January 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 82.6%
Consumer Discretionary Products — 6.8%
Clarios Global LP, 6.25%, 5/15/26(a)	$25,000	$ 24,974
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	64,000	58,535
PGT Innovations, Inc., 4.375%, 10/1/29(a)	20,000	20,120
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	68,000	58,732
Thor Industries, Inc., 4.00%, 10/15/29(a)	40,000	35,464
		197,825
Consumer Discretionary Services — 8.5%
1011778 BC ULC, 4.00%, 10/15/30(a)	25,000	22,355
Boyd Gaming Corp., 4.75%, 12/1/27	20,000	19,357
Boyd Gaming Corp., 4.75%, 6/15/31(a)	10,000	9,223
Cedar Fair LP, 5.25%, 7/15/29	15,000	14,351
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(a)	20,000	17,995
Penn Entertainment, Inc., 4.125%, 7/1/29(a)	40,000	34,246
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	30,000	27,681
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	94,000	88,426
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	15,000	15,310
		248,944
Consumer Staple Products — 3.9%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	15,000	13,972
Kronos Acquisition Holdings, Inc., 7.00%, 12/31/27(a)	38,000	36,796
Pilgrim's Pride Corp., 4.25%, 4/15/31	10,000	9,014
Post Holdings, Inc., 5.50%, 12/15/29(a)	25,000	24,188
Simmons Foods, Inc., 4.625%, 3/1/29(a)	33,000	28,402
		112,372
Health Care — 6.9%
Fortrea Holdings, Inc., 7.50%, 7/1/30(a)	12,000	12,255
Medline Borrower LP, 3.875%, 4/1/29(a)	25,000	22,626
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(a)	$73,000	$ 59,195
Molina Healthcare, Inc., 4.375%, 6/15/28(a)	15,000	14,071
Option Care Health, Inc., 4.375%, 10/31/29(a)	20,000	18,371
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	50,000	45,084
Select Medical Corp., 6.25%, 8/15/26(a)	10,000	10,005
Tenet Healthcare Corp., 5.125%, 11/1/27	20,000	19,543
		201,150
Industrial Products — 5.8%
ATS Corp., 4.125%, 12/15/28(a)	25,000	22,722
Chart Industries, Inc., 9.50%, 1/1/31(a)	15,000	16,105
Madison IAQ, LLC, 5.875%, 6/30/29(a)	22,000	19,603
SPX Flow, Inc., 8.75%, 4/1/30(a)	49,000	48,298
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	15,000	15,053
TransDigm, Inc., 4.625%, 1/15/29	50,000	46,762
		168,543
Industrial Services — 8.4%
AMN Healthcare, Inc., 4.625%, 10/1/27(a)	23,000	21,944
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	75,000	74,017
Dycom Industries, Inc., 4.50%, 4/15/29(a)	15,000	13,938
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	30,000	27,285
IEA Energy Services, LLC, 6.625%, 8/15/29(a)	77,000	72,597
Korn Ferry, 4.625%, 12/15/27(a)	10,000	9,560
TopBuild Corp., 3.625%, 3/15/29(a)	20,000	18,127
TriNet Group, Inc., 3.50%, 3/1/29(a)	10,000	8,835
		246,303
Materials — 7.4%
ATI, Inc., 5.125%, 10/1/31	20,000	18,276
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	10,000	9,161
Ball Corp., 6.00%, 6/15/29	5,000	5,056

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND (formerly, Polen Upper Tier High Yield Fund)
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Century Aluminum Co., 7.50%, 4/1/28(a)	$45,000	$ 43,550
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	15,000	14,908
Ingevity Corp., 3.875%, 11/1/28(a)	45,000	39,722
Kaiser Aluminum Corp., 4.50%, 6/1/31(a)	20,000	17,100
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	32,000	31,005
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	40,000	36,296
		215,074
Media — 7.9%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	55,000	51,763
CCO Holdings, LLC, 4.75%, 3/1/30(a)	4,000	3,553
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	61,000	53,308
Outfront Media Capital, LLC, 4.625%, 3/15/30(a)	30,000	26,518
Scripps Escrow, Inc., 5.875%, 7/15/27(a)	59,000	53,249
TripAdvisor, Inc., 7.00%, 7/15/25(a)	30,000	30,117
Uber Technologies, Inc., 7.50%, 9/15/27(a)	11,000	11,249
		229,757
Oil & Gas — 10.3%
Antero Midstream Partners LP, 5.75%, 1/15/28(a)	35,000	34,392
Archrock Partners LP, 6.25%, 4/1/28(a)	20,000	19,716
DT Midstream, Inc., 4.375%, 6/15/31(a)	30,000	27,035
Harvest Midstream I LP, 7.50%, 9/1/28(a)	50,000	50,542
Hilcorp Energy I LP, 6.25%, 11/1/28(a)	15,000	14,957
Parkland Corp., 4.625%, 5/1/30(a)	25,000	22,896
Teine Energy Ltd., 6.875%, 4/15/29(a)	91,000	86,660
Transocean, Inc., 11.50%, 1/30/27(a)	41,000	42,875
		299,073
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — 3.5%
Howard Hughes Corp. (The), 4.375%, 2/1/31(a)	$30,000	$ 26,016
Kennedy-Wilson, Inc., 5.00%, 3/1/31	94,000	75,057
		101,073
Retail & Wholesale - Discretionary — 5.0%
Builders FirstSource, Inc., 4.25%, 2/1/32(a)	15,000	13,494
Dealer Tire, LLC, 8.00%, 2/1/28(a)	14,000	13,882
GYP Holdings III Corp., 4.625%, 5/1/29(a)	30,000	27,821
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(a)	16,000	14,733
Patrick Industries, Inc., 4.75%, 5/1/29(a)	40,000	36,737
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	25,000	24,600
SRS Distribution, Inc., 6.125%, 7/1/29(a)	16,000	15,083
		146,350
Software & Technology Services — 3.5%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)	35,000	32,653
Open Text Holdings, Inc., 4.125%, 12/1/31(a)	16,000	14,158
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	29,000	28,770
Twilio, Inc., 3.625%, 3/15/29	30,000	27,137
		102,718
Technology Hardware & Semiconductors — 3.4%
Ciena Corp., 4.00%, 1/31/30(a)	5,000	4,569
Imola Merger Corp., 4.75%, 5/15/29(a)	30,000	27,869
TTM Technologies, Inc., 4.00%, 3/1/29(a)	25,000	22,559
Viasat, Inc., 5.625%, 9/15/25(a)	10,000	9,670
Viasat, Inc., 6.50%, 7/15/28(a)	46,000	35,686
		100,353
Telecommunications — 0.5%
Telesat Canada, 5.625%, 12/6/26(a)	15,000	9,092
Telesat Canada, 6.50%, 10/15/27(a)	10,000	4,550
		13,642

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND (formerly, Polen Upper Tier High Yield Fund)
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Utilities — 0.8%
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	$25,000	$ 24,762
TOTAL CORPORATE BONDS (Cost $2,306,456)		2,407,939
SENIOR LOANS†(b) — 13.6%
Consumer Discretionary Products — 0.7%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.36% (SOFR +401 bps), 10/4/28	9,850	9,816
RealTruck Goup, Inc., Initial Term Loan, 8.947% (SOFR +350 bps), 1/31/28	9,848	9,712
		19,528
Consumer Discretionary Services — 1.7%
Kuehg Corp., Initial Term Loan, 10.348% (SOFR +500 bps), 6/12/30	49,875	49,990
Health Care — 0.7%
CVET Midco 2 LP, Initial Term Loan, 10.348% (SOFR +500 bps), 10/13/29	19,850	19,857
Industrial Products — 2.4%
CPM Holdings, Inc., Initial Term Loan, 9.828% (SOFR +450 bps), 9/28/28	50,000	50,083
SPX Flow, Inc., Term Loan, 9.933% (SOFR +460 bps), 4/5/29	8,714	8,723
Titan Acquisition Ltd., Initial Term Loan, 8.447% (SOFR +300 bps), 3/28/25	9,843	9,842
		68,648
Industrial Services — 1.3%
Cimpress PLC, Tranche B-1 Term Loan, 8.947% (SOFR +361 bps), 5/17/28	39,519	39,458
Insurance — 1.8%
Asurion, LLC, New B-4 Term Loan, 10.697% (SOFR +536 bps), 1/20/29	55,000	52,297
Materials — 0.3%
Oscar AcquisitionCo., LLC, Term B Loan, 9.948% (SOFR +460 bps), 4/29/29	9,875	9,815
	Par Value	Value
SENIOR LOANS — (Continued)
Media — 2.3%
Arches Buyer, Inc., Refinancing Term Loan, 8.683% (SOFR +325 bps), 12/6/27	$ 9,898	$ 9,682
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.074% (SOFR +350 bps), 8/21/26	24,846	24,600
MH Sub I, LLC, Second Lien Term Loan, 2/23/29(c)	14,000	13,472
MH Sub I, LLC, 2023 May New Term Loans, 9.583% (SOFR +425 bps), 5/3/28	9,874	9,686
UPC Financing Partnership, Facility AX, 8.448% (SOFR +311 bps), 1/31/29	10,000	9,895
		67,335
Retail & Wholesale - Discretionary — 0.3%
SRS Distribution, Inc., 2021 Refinancing Term Loan, 8.947% (SOFR +361 bps), 6/2/28	9,849	9,809
Software & Technology Services — 1.3%
Skopima Consilio, First Lien Initial Term Loan, 9.447% (SOFR +400 bps), 5/12/28	9,849	9,817
UKG, Inc., Second Lien 2021 Incremental Term Loan, 10.68% (SOFR +535 bps), 5/3/27(c)	28,000	28,077
		37,894
Telecommunications — 0.8%
Crown Subsea Communications Holding, Inc., Initial Term Loans, 1/26/31(c)	22,000	22,055
TOTAL SENIOR LOANS (Cost $379,499)		396,686

TOTAL INVESTMENTS - 96.2% (Cost $2,685,955)		2,804,625
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.8%		112,081
NET ASSETS - 100.0%		$2,916,706

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. HIGH YIELD FUND (formerly, Polen Upper Tier High Yield Fund)
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $2,130,797 or 73.05% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
(c)	All or a portion of this Senior Loan will settle after January 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments
January 31, 2024
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund, Polen Emerging Markets Growth Fund, Polen U.S. SMID Company Growth Fund, Polen Global SMID Company Growth Fund, Polen Emerging Markets ex China Growth Fund, Polen Bank Loan Fund and Polen U.S. High Yield Fund (formerly, Polen Upper Tier High Yield Fund) (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by each Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Each Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by each Adviser pursuant to its policies and procedures. On a quarterly basis, each Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Funds have a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Funds’ assets in securities of issuers in any one industry. Since inception the Funds have utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Funds may utilize other industry classification systems such as MGECS or GICS, as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans ("Senior Loans"), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2024, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Assets
Common Stocks*	$7,895,825,170	$7,895,825,170	$—	$—
Short-Term Investment	65,843,192	65,843,192	—	—
Total Assets	$7,961,668,362	$7,961,668,362	$—	$—
Polen Global Growth Fund
Assets
Common Stocks
Australia	$9,657,258	$9,657,258	$—	$—
Denmark	12,882,799	—	12,882,799	—
France	28,340,007	—	28,340,007	—
Germany	44,955,291	44,955,291	—	—
Ireland	37,170,794	37,170,794	—	—
United Kingdom	9,692,037	—	9,692,037	—
United States	311,151,555	311,151,555	—	—
Uruguay	5,262,808	5,262,808	—	—
Short-Term Investment	17,680,371	17,680,371	—	—
Total Assets	$476,792,920	$425,878,077	$50,914,843	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
Funds	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Assets
Common Stocks
Australia	$3,836,039	$3,836,039	$—	$—
Canada	10,095,065	10,095,065	—	—
Denmark	4,208,462	—	4,208,462	—
France	15,758,711	—	15,758,711	—
Germany	39,991,441	32,303,806	7,687,635	—
India	7,046,288	—	7,046,288	—
Ireland	51,606,558	43,711,705	7,894,853	—
Japan	2,901,963	—	2,901,963	—
Netherlands	9,193,832	—	9,193,832	—
Spain	6,998,016	—	6,998,016	—
Sweden	13,158,208	—	13,158,208	—
Switzerland	8,629,521	—	8,629,521	—
United Kingdom	37,765,636	—	37,765,636	—
United States	14,982,380	14,982,380	—	—
Uruguay	11,861,119	11,861,119	—	—
Short-Term Investment	16,132,403	16,132,403	—	—
Total Assets	$254,165,642	$132,922,517	$121,243,125	$—
Polen U.S. Small Company Growth Fund
Assets
Investments in Securities*	$69,216,154	$69,216,154	$—	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
Funds	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets Growth Fund
Assets
Common Stocks
Brazil	$448,153	$448,153	$—	$—
China	4,174,840	1,603,542	2,571,298	—
Hong Kong	354,477	—	354,477	—
Hungary	831,274	—	831,274	—
India	3,081,422	—	3,081,422	—
Indonesia	725,124	—	725,124	—
Mexico	1,682,583	1,682,583	—	—
Netherlands	776,340	776,340	—	—
Poland	744,701	—	744,701	—
Russia	611	—	—	611
Taiwan	1,908,174	—	1,908,174	—
United States	1,060,605	1,060,605	—	—
Uruguay	1,566,230	1,566,230	—	—
Vietnam	1,137,836	—	1,137,836	—
Short-Term Investment	546,225	546,225	—	—
Total Assets	$19,038,595	$7,683,678	$11,354,306	$611
Polen U.S. SMID Company Growth Fund
Assets
Common Stocks*	$19,849,490	$19,849,490	$—	$—
Short-Term Investment	96,873	96,873	—	—
Total Assets	$19,946,363	$19,946,363	$—	$—
Polen Global SMID Company Growth Fund
Assets
Common Stocks
Australia	$177,149	$—	$177,149	$—
China	611,971	611,971	—	—
Germany	401,190	—	401,190	—
Hungary	118,693	—	118,693	—
Japan	243,369	—	243,369	—
Luxembourg	352,449	—	352,449	—
Netherlands	718,666	513,638	205,028	—
Taiwan	364,744	—	364,744	—
United Kingdom	1,003,114	1,003,114	—	—
United States	5,988,887	5,988,887	—	—
Uruguay	747,909	747,909	—	—
Short-Term Investment	157,763	157,763	—	—
Total Assets	$10,885,904	$9,023,282	$1,862,622	$—

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
Funds	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Emerging Markets ex China Growth Fund
Assets
Common Stocks
Brazil	$94,557	$94,557	$—	$—
Cambodia	38,748	—	38,748	—
Hungary	77,845	—	77,845	—
India	303,847	—	303,847	—
Indonesia	58,022	—	58,022	—
Mexico	150,185	150,185	—	—
Philippines	25,782	—	25,782	—
Poland	70,153	—	70,153	—
Singapore	64,974	64,974	—	—
South Africa	95,118	95,118	—	—
Taiwan	187,537	—	187,537	—
Thailand	26,381	—	26,381	—
Uruguay	195,797	195,797	—	—
Vietnam	188,974	—	188,974	—
Short-Term Investment	59,424	59,424	—	—
Total Assets	$1,637,344	$660,055	$977,289	$—
Polen Bank Loan Fund
Assets
Senior Loans*	$7,401,248	$—	$7,401,248	$—
Corporate Bonds*	1,239,789	—	1,239,789	—
Total Assets	$8,641,037	$—	$8,641,037	$—
Polen U.S. High Yield Fund
Assets
Corporate Bonds*	$2,407,939	$—	$2,407,939	$—
Senior Loans*	396,686	—	396,686	—
Total Assets	$2,804,625	$—	$2,804,625	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially

POLEN FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the period ended January 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.